Long-term bank loan	6 Months Ended
Mar. 31, 2019
Long-term bank loan
Long-term bank loan

Note 8 — Long-term bank loan

On July 4, 2017, the Company entered into a loan agreement with Jianxin Bank of Lishui to borrow RMB 4.4 million (equivalent of $655,631) for working capital needs. The loan matures on May 15, 2019 with an annual effective interest rate of 9.6%. The principle is due in full on the maturity date. The loan is guaranteed by Lishui Jiuanju Trade Co., Ltd., and Wangfeng Yan, two unrelated parties, as well as two principal officers of the Company. The loan was repaid upon maturity.